Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Origination Years of Financial Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)	¥ 271	¥ 2,547
One year ago (Gross write-offs)	2,410	4,201
Two years ago (Gross write-offs)	2,293	3,061
Three years ago (Gross write-offs)	3,225	909
Four years ago (Gross write-offs)	640	2,048
Prior (Gross write-offs)	10,189	49,509
Total financing receivables	5,105,469	4,947,258
Total financing receivables (Gross write-offs)	19,028	62,275
Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	1,673,007	1,339,364
One year ago	829,285	756,782
Two years ago	474,623	674,995
Three years ago	388,324	429,232
Four years ago	319,263	516,849
Prior	1,211,160	1,068,275
Total financing receivables	4,895,662	4,785,497
Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	5,356	10,689
One year ago	22,073	9,691
Two years ago	17,650	30,587
Three years ago	43,841	7,076
Four years ago	13,423	8,573
Prior	60,979	42,765
Total financing receivables	163,322	109,381
Consumer borrowers
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)	206	1,268
One year ago (Gross write-offs)	1,773	3,500
Two years ago (Gross write-offs)	1,136	988
Three years ago (Gross write-offs)	106	228
Four years ago (Gross write-offs)	8	147
Prior (Gross write-offs)	70	685
Total financing receivables	2,067,900	2,070,449
Total financing receivables (Gross write-offs)	3,299	6,816
Consumer borrowers | Real estate loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)	0	0
One year ago (Gross write-offs)	0	1
Two years ago (Gross write-offs)	0	0
Three years ago (Gross write-offs)	0	2
Four years ago (Gross write-offs)	0	5
Prior (Gross write-offs)	62	216
Total financing receivables	1,956,816	1,947,461
Total financing receivables (Gross write-offs)	62	224
Consumer borrowers | Other loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)	206	1,268
One year ago (Gross write-offs)	1,773	3,499
Two years ago (Gross write-offs)	1,136	988
Three years ago (Gross write-offs)	106	226
Four years ago (Gross write-offs)	8	142
Prior (Gross write-offs)	8	469
Total financing receivables	43,210	50,635
Total financing receivables (Gross write-offs)	3,237	6,592
Consumer borrowers | Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	358,952	245,106
One year ago	154,694	200,373
Two years ago	159,847	165,337
Three years ago	143,281	248,395
Four years ago	227,594	334,364
Prior	936,220	788,888
Total financing receivables	1,980,588	1,982,463
Consumer borrowers | Performing | Real estate loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	339,308	219,407
One year ago	142,337	182,697
Two years ago	152,451	161,632
Three years ago	142,224	247,905
Four years ago	227,484	334,009
Prior	935,996	788,635
Total financing receivables	1,939,800	1,934,285
Consumer borrowers | Performing | Other loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	19,644	25,699
One year ago	12,357	17,676
Two years ago	7,396	3,705
Three years ago	1,057	490
Four years ago	110	355
Prior	224	253
Total financing receivables	40,788	48,178
Consumer borrowers | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	586	1,139
One year ago	1,421	1,224
Two years ago	3,101	607
Three years ago	2,086	292
Four years ago	668	500
Prior	11,576	11,871
Total financing receivables	19,438	15,633
Consumer borrowers | Non-Performing | Real estate loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	224	109
One year ago	472	22
Two years ago	2,110	508
Three years ago	2,057	281
Four years ago	666	486
Prior	11,487	11,770
Total financing receivables	17,016	13,176
Consumer borrowers | Non-Performing | Other loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	362	1,030
One year ago	949	1,202
Two years ago	991	99
Three years ago	29	11
Four years ago	2	14
Prior	89	101
Total financing receivables	2,422	2,457
Corporate borrowers
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)	65	115
One year ago (Gross write-offs)	181	102
Two years ago (Gross write-offs)	73	1,005
Three years ago (Gross write-offs)	2,485	215
Four years ago (Gross write-offs)	24	1,397
Prior (Gross write-offs)	1,594	2,268
Total financing receivables	1,738,136	1,469,857
Total financing receivables (Gross write-offs)	4,422	5,102
Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)	0	0
One year ago (Gross write-offs)	0	0
Two years ago (Gross write-offs)	0	0
Three years ago (Gross write-offs)	0	0
Four years ago (Gross write-offs)	0	0
Prior (Gross write-offs)	0	0
Total financing receivables	301,477	145,286
Total financing receivables (Gross write-offs)	0	0
Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)	0	0
One year ago (Gross write-offs)	0	0
Two years ago (Gross write-offs)	0	0
Three years ago (Gross write-offs)	0	0
Four years ago (Gross write-offs)	0	0
Prior (Gross write-offs)	150	55
Total financing receivables	86,724	50,263
Total financing receivables (Gross write-offs)	150	55
Corporate borrowers | Real estate companies | Other than non-recourse loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)	0	0
One year ago (Gross write-offs)	0	0
Two years ago (Gross write-offs)	0	0
Three years ago (Gross write-offs)	0	0
Four years ago (Gross write-offs)	0	4
Prior (Gross write-offs)	78	0
Total financing receivables	415,666	334,506
Total financing receivables (Gross write-offs)	78	4
Corporate borrowers | Real estate companies | Other than non-recourse loans | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)	0	0
One year ago (Gross write-offs)	0	0
Two years ago (Gross write-offs)	0	0
Three years ago (Gross write-offs)	0	0
Four years ago (Gross write-offs)	0	0
Prior (Gross write-offs)	0	0
Total financing receivables	131,042	59,759
Total financing receivables (Gross write-offs)	0	0
Corporate borrowers | Commercial, industrial and other companies | Other than non-recourse loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)	0	0
One year ago (Gross write-offs)	0	76
Two years ago (Gross write-offs)	0	54
Three years ago (Gross write-offs)	0	29
Four years ago (Gross write-offs)	6	22
Prior (Gross write-offs)	140	100
Total financing receivables	225,900	180,896
Total financing receivables (Gross write-offs)	146	281
Corporate borrowers | Commercial, industrial and other companies | Other than non-recourse loans | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)	65	115
One year ago (Gross write-offs)	181	26
Two years ago (Gross write-offs)	73	951
Three years ago (Gross write-offs)	2,485	186
Four years ago (Gross write-offs)	18	1,371
Prior (Gross write-offs)	1,226	2,113
Total financing receivables	577,327	699,147
Total financing receivables (Gross write-offs)	4,048	4,762
Corporate borrowers | Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	865,495	484,932
One year ago	246,134	236,795
Two years ago	133,623	276,776
Three years ago	154,928	96,684
Four years ago	42,744	121,132
Prior	175,757	183,404
Total financing receivables	1,618,681	1,399,723
Corporate borrowers | Performing | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	225,394	97,099
One year ago	52,292	22,621
Two years ago	10,487	10,572
Three years ago	6,932	6,713
Four years ago	0	1,266
Prior	6,372	7,015
Total financing receivables	301,477	145,286
Corporate borrowers | Performing | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	44,762	11,804
One year ago	20,079	9,077
Two years ago	7,540	1,742
Three years ago	886	151
Four years ago	135	16,862
Prior	9,491	7,512
Total financing receivables	82,893	47,148
Corporate borrowers | Performing | Real estate companies | Other than non-recourse loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	205,004	143,553
One year ago	67,092	57,185
Two years ago	33,558	28,355
Three years ago	23,295	22,836
Four years ago	19,072	22,907
Prior	67,088	58,195
Total financing receivables	415,109	333,031
Corporate borrowers | Performing | Real estate companies | Other than non-recourse loans | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	57,678	4,334
One year ago	2,458	16,493
Two years ago	8,833	9,972
Three years ago	2,828	2,764
Four years ago	504	3,352
Prior	6,469	4,663
Total financing receivables	78,770	41,578
Corporate borrowers | Performing | Commercial, industrial and other companies | Other than non-recourse loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	131,439	95,090
One year ago	38,390	29,538
Two years ago	20,382	18,606
Three years ago	10,761	11,920
Four years ago	6,412	10,619
Prior	17,740	14,566
Total financing receivables	225,124	180,339
Corporate borrowers | Performing | Commercial, industrial and other companies | Other than non-recourse loans | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	201,218	133,052
One year ago	65,823	101,881
Two years ago	52,823	207,529
Three years ago	110,226	52,300
Four years ago	16,621	66,126
Prior	68,597	91,453
Total financing receivables	515,308	652,341
Corporate borrowers | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	2,389	5,144
One year ago	15,254	3,346
Two years ago	9,656	26,661
Three years ago	39,845	5,255
Four years ago	11,919	6,705
Prior	40,392	23,023
Total financing receivables	119,455	70,134
Corporate borrowers | Non-Performing | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	0	0
One year ago	0	68
Two years ago	67	0
Three years ago	0	0
Four years ago	0	0
Prior	3,764	3,047
Total financing receivables	3,831	3,115
Corporate borrowers | Non-Performing | Real estate companies | Other than non-recourse loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	0	37
One year ago	0	0
Two years ago	0	0
Three years ago	0	9
Four years ago	8	656
Prior	549	773
Total financing receivables	557	1,475
Corporate borrowers | Non-Performing | Real estate companies | Other than non-recourse loans | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	104	489
One year ago	6,964	581
Two years ago	6,586	4,444
Three years ago	8,013	515
Four years ago	4,326	2,205
Prior	26,279	9,947
Total financing receivables	52,272	18,181
Corporate borrowers | Non-Performing | Commercial, industrial and other companies | Other than non-recourse loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	415	2
One year ago	58	80
Two years ago	130	31
Three years ago	11	93
Four years ago	76	38
Prior	86	313
Total financing receivables	776	557
Corporate borrowers | Non-Performing | Commercial, industrial and other companies | Other than non-recourse loans | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	1,870	4,616
One year ago	8,232	2,617
Two years ago	2,873	22,186
Three years ago	31,821	4,638
Four years ago	7,509	3,806
Prior	9,714	8,943
Total financing receivables	62,019	46,806
Loans to Equity Method Investees
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)	0	0
One year ago (Gross write-offs)	0	0
Two years ago (Gross write-offs)	55	0
Three years ago (Gross write-offs)	39	0
Four years ago (Gross write-offs)	0	0
Prior (Gross write-offs)	161	0
Total financing receivables	132,053	251,929
Total financing receivables (Gross write-offs)	255	0
Loans to Equity Method Investees | Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	515	133,587
One year ago	111,724	27,874
Two years ago	2,028	72,407
Three years ago	0	2,091
Four years ago	1,583	58
Prior	14,858	13,983
Total financing receivables	130,708	250,000
Loans to Equity Method Investees | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	0	0
One year ago	0	230
Two years ago	0	327
Three years ago	0	0
Four years ago	0	0
Prior	1,345	1,372
Total financing receivables	1,345	1,929
Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)	0	1,163
One year ago (Gross write-offs)	0	409
Two years ago (Gross write-offs)	0	229
Three years ago (Gross write-offs)	57	44
Four years ago (Gross write-offs)	255	206
Prior (Gross write-offs)	7,235	45,671
Total financing receivables (Gross write-offs)	7,547	47,722
Purchased loans | Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	0	145
One year ago	52	16
Two years ago	14	590
Three years ago	476	227
Four years ago	86	4,670
Prior	19,497	13,445
Total financing receivables	20,125	19,093
Purchased loans | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	0	0
One year ago	0	0
Two years ago	0	0
Three years ago	31	0
Four years ago	0	0
Prior	1,233	880
Total financing receivables	1,264	880
Net investment in leases
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)	0	1
One year ago (Gross write-offs)	456	190
Two years ago (Gross write-offs)	1,029	839
Three years ago (Gross write-offs)	538	422
Four years ago (Gross write-offs)	353	298
Prior (Gross write-offs)	1,129	885
Total financing receivables	1,167,380	1,155,023
Total financing receivables (Gross write-offs)	3,505	2,635
Net investment in leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)	0	0
One year ago (Gross write-offs)	34	26
Two years ago (Gross write-offs)	135	101
Three years ago (Gross write-offs)	254	129
Four years ago (Gross write-offs)	256	158
Prior (Gross write-offs)	627	583
Total financing receivables	618,963	624,094
Total financing receivables (Gross write-offs)	1,306	997
Net investment in leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)	0	1
One year ago (Gross write-offs)	422	164
Two years ago (Gross write-offs)	894	738
Three years ago (Gross write-offs)	284	293
Four years ago (Gross write-offs)	97	140
Prior (Gross write-offs)	502	302
Total financing receivables	548,417	530,929
Total financing receivables (Gross write-offs)	2,199	1,638
Net investment in leases | Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	448,045	475,594
One year ago	316,681	291,724
Two years ago	179,111	159,885
Three years ago	89,639	81,835
Four years ago	47,256	56,625
Prior	64,828	68,555
Total financing receivables	1,145,560	1,134,218
Net investment in leases | Performing | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	199,069	199,864
One year ago	145,491	139,133
Two years ago	101,351	100,905
Three years ago	67,720	67,932
Four years ago	40,680	46,911
Prior	60,287	64,436
Total financing receivables	614,598	619,181
Net investment in leases | Performing | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	248,976	275,730
One year ago	171,190	152,591
Two years ago	77,760	58,980
Three years ago	21,919	13,903
Four years ago	6,576	9,714
Prior	4,541	4,119
Total financing receivables	530,962	515,037
Net investment in leases | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	2,381	4,406
One year ago	5,398	4,891
Two years ago	4,893	2,992
Three years ago	1,879	1,529
Four years ago	836	1,368
Prior	6,433	5,619
Total financing receivables	21,820	20,805
Net investment in leases | Non-Performing | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	160	213
One year ago	628	585
Two years ago	763	886
Three years ago	808	776
Four years ago	500	657
Prior	1,506	1,796
Total financing receivables	4,365	4,913
Net investment in leases | Non-Performing | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	2,221	4,193
One year ago	4,770	4,306
Two years ago	4,130	2,106
Three years ago	1,071	753
Four years ago	336	711
Prior	4,927	3,823
Total financing receivables	¥ 17,455	¥ 15,892